Short-Term Loans - Scedule of Short-Term Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Loans [Abstract]
Short-term loans from financial institutions other than banks		$ 671,355
Short-term loans from banks	7,972,764	2,213,164
Short-term loans	$ 7,972,764	$ 2,884,519